CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Expenses
Accounting and legal fees	$ 201,577	$ 207,000	$ 196,373
Depreciation	0	0	140
Investor relations and shareholder information	465,385	517,551	550,196
Office facilities and administrative services	18,002	18,000	18,000
Office expenses	15,823	13,469	19,134
Property investigation expenses	33,696	53,953	9,965
Share-based payments	365,300	202,304	0
Transfer agent, listing and filing fees	37,123	47,721	41,775
Travel	27,195	3,054	18,879
Wages, benefits and consulting fees	174,219	193,848	113,703
Operating Expenses	(1,338,320)	(1,256,900)	(968,165)
Interest income and other income	1,997	1,187	1,888
Fair value loss on marketable securities	(84,485)	0	0
Flow-through share premium recovery	28,828	349,676	21,459
Foreign exchange gain (loss)	36,486	(24,618)	(23,788)
Loss of transfer of marketable securities	(416)	0	0
Loss on disposal of equipment	0	0	(198)
Proceeds received in excess of exploration and evaluation asset costs	341,966	0	0
Write-down of exploration and evaluation assets	(1,038,046)	(8,469)	(87,338)
Net Income (Loss) Attributable to Parent	(2,051,990)	(939,124)	(1,056,142)
Exchange difference arising on the translation of foreign subsidiary	29,407	(20,694)	2,380
Total comprehensive loss for the year	$ (2,022,583)	$ (959,818)	$ (1,053,762)
Basic and diluted loss per common share	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding - basic and diluted	152,621,888	139,269,888	96,348,048